Lease liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	¥ 257,997	¥ 321,268
Present value of the minimum lease payments, noncurrent	393,068	483,144
Total minimum lease payments	706,323	892,014
Less: total future interest expenses	(55,258)	(87,602)
Lease liabilities	651,065	804,412
Within 1 year or on demand
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	257,997	321,268
Total minimum lease payments, current	263,332	342,211
Later Than 1 to 5 years and thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	393,068	483,144
Total minimum lease payments, non-current	442,991	549,803
More than 1 year but less than 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	176,047	203,467
Total minimum lease payments, non-current	188,172	217,229
More than 2 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	188,031	239,995
Total minimum lease payments, non-current	215,398	277,726
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	28,990	39,682
Total minimum lease payments, non-current	¥ 39,421	¥ 54,848